Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued	0	0
Preferred Stock, shares outstanding	0	0
Class V Common Stock [Member]
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	200,000,000	200,000,000
Common Stock, shares issued	11,502,355	11,502,355
Common Stock, shares outstanding	11,502,355	11,502,355
Common Class A [Member]
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	400,000,000	400,000,000
Common Stock, shares issued	8,217,321	8,217,321
Common Stock, shares outstanding	8,217,321	8,217,321